Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of deferred revenues [Table Text Block]
	December 31,
	2015	2014
Deferred revenues on maintenance contracts	1,294	920
Deferred revenue on RPP	126	84
Deferred revenue on sale of devices	287	172
Deferral of the gain on sale-lease-back transactions	-	2
Deferred research and development grants	394	-
Total	2,101	1,177
Less long term portion	(504)	(74)
Current portion	1,597	1,102